Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.76%
Communication services: 0.58%
Entertainment: 0.31%
Madison Square Garden Entertainment Corp.†	25,833	$850,164
Media: 0.27%
Thryv Holdings, Inc.†	39,201	735,803
Consumer discretionary: 10.35%
Automobile components: 1.28%
Fox Factory Holding Corp.†	26,486	2,624,233
Visteon Corp.†	6,259	864,180
		3,488,413
Diversified consumer services: 2.28%
Bright Horizons Family Solutions, Inc.†	41,255	3,360,632
Duolingo, Inc.†	17,300	2,869,551
		6,230,183
Hotels, restaurants & leisure: 4.56%
Dutch Bros, Inc. Class A†	55,500	1,290,375
First Watch Restaurant Group, Inc.†	187,012	3,233,438
Hilton Grand Vacations, Inc.†	87,702	3,569,471
Wingstop, Inc.	24,276	4,365,796
		12,459,080
Specialty retail: 2.23%
Boot Barn Holdings, Inc.†	75,220	6,107,112
Consumer staples: 7.29%
Beverages: 2.07%
Celsius Holdings, Inc.†	18,400	3,157,440
MGP Ingredients, Inc.	18,467	1,947,899
Vita Coco Co., Inc.†	21,600	562,464
		5,667,803
Consumer staples distribution & retail : 0.55%
Chefs’ Warehouse, Inc.†	70,370	1,490,437
Food products: 0.81%
Freshpet, Inc.†	11,800	777,384
Simply Good Foods Co.†	41,238	1,423,536
		2,200,920
Personal care products: 3.86%
BellRing Brands, Inc.†	90,000	3,710,700
e.l.f Beauty, Inc.†	62,297	6,842,079
		10,552,779
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Energy: 1.79%
Energy equipment & services: 0.53%
Helmerich & Payne, Inc.	34,400	$1,450,304
Oil, gas & consumable fuels: 1.26%
Matador Resources Co.	29,900	1,778,452
Viper Energy Partners LP	59,200	1,650,496
		3,428,948
Financials: 8.74%
Financial services: 2.92%
Flywire Corp.†	151,602	4,834,588
I3 Verticals, Inc. Class A†	26,153	552,874
Shift4 Payments, Inc. Class A†	46,727	2,587,274
		7,974,736
Insurance: 5.82%
Goosehead Insurance, Inc. Class A†	59,687	4,448,472
Kinsale Capital Group, Inc.	25,748	10,663,019
Skyward Specialty Insurance Group, Inc.†	29,500	807,120
		15,918,611
Health care: 15.53%
Biotechnology: 2.91%
Apellis Pharmaceuticals, Inc.†	18,014	685,253
Immunocore Holdings PLC ADR†	26,132	1,356,251
Krystal Biotech, Inc.†	12,930	1,499,880
Vericel Corp.†	131,166	4,396,684
		7,938,068
Health care equipment & supplies: 8.84%
Establishment Labs Holdings, Inc.†	30,602	1,501,640
Inari Medical, Inc.†	43,135	2,821,029
iRhythm Technologies, Inc.†	15,007	1,414,560
PROCEPT BioRobotics Corp.†	44,171	1,449,251
RxSight, Inc.†	59,364	1,655,662
Shockwave Medical, Inc.†	9,944	1,979,850
SI-BONE, Inc.†	162,724	3,456,258
Tactile Systems Technology, Inc.†	31,100	436,955
TransMedics Group, Inc.†	149,832	8,203,302
Treace Medical Concepts, Inc.†	94,883	1,243,916
		24,162,423
Health care providers & services: 2.76%
HealthEquity, Inc.†	36,500	2,666,325
RadNet, Inc.†	125,899	3,549,093
Surgery Partners, Inc.†	45,141	1,320,374
		7,535,792
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 1.02%
Axsome Therapeutics, Inc.†	25,141	$1,757,104
Tarsus Pharmaceuticals, Inc.†	57,600	1,023,552
		2,780,656
Industrials: 22.01%
Aerospace & defense: 1.05%
Hexcel Corp.	43,903	2,859,841
Building products: 2.84%
AZEK Co., Inc.†	119,873	3,565,023
Zurn Elkay Water Solutions Corp.	150,177	4,207,960
		7,772,983
Commercial services & supplies: 3.12%
Casella Waste Systems, Inc. Class A†	88,759	6,772,312
Cimpress PLC†	24,928	1,745,209
		8,517,521
Construction & engineering: 1.46%
Comfort Systems USA, Inc.	11,400	1,942,674
Construction Partners, Inc. Class A†	56,289	2,057,926
		4,000,600
Electrical equipment: 2.46%
Array Technologies, Inc.†	81,700	1,812,923
NEXTracker, Inc. Class A†	21,479	862,597
Shoals Technologies Group, Inc. Class A†	221,256	4,037,922
		6,713,442
Ground transportation: 2.33%
ArcBest Corp.	31,328	3,184,491
Marten Transport Ltd.	118,393	2,333,526
Saia, Inc.†	2,103	838,361
		6,356,378
Machinery: 2.91%
ESCO Technologies, Inc.	8,100	845,964
SPX Technologies, Inc.†	87,126	7,092,056
		7,938,020
Professional services: 2.42%
ASGN, Inc.†	19,341	1,579,773
Paycor HCM, Inc.†	220,771	5,040,202
		6,619,975
Trading companies & distributors: 3.42%
Applied Industrial Technologies, Inc.	36,765	5,684,237
SiteOne Landscape Supply, Inc.†	22,401	3,661,443
		9,345,680
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Information technology: 31.21%
Communications equipment: 2.11%
Calix, Inc.†	70,997	$3,254,502
Extreme Networks, Inc.†	103,838	2,513,918
		5,768,420
Electronic equipment, instruments & components: 2.81%
Novanta, Inc.†	53,457	7,667,872
IT services: 1.00%
Wix.com Ltd.†	29,800	2,735,640
Semiconductors & semiconductor equipment: 6.59%
ACM Research, Inc. Class A†	64,000	1,158,720
Aehr Test Systems†	39,534	1,806,704
Allegro MicroSystems, Inc.†	88,316	2,820,813
Diodes, Inc.†	53,625	4,227,795
PDF Solutions, Inc.†	20,627	668,315
Silicon Laboratories, Inc.†	24,406	2,828,411
SiTime Corp.†	39,255	4,484,884
		17,995,642
Software: 18.70%
Braze, Inc. Class A†	67,044	3,132,966
Clearwater Analytics Holdings, Inc. Class A†	208,707	4,036,393
CyberArk Software Ltd.†	44,640	7,310,693
Descartes Systems Group, Inc.†	11,600	851,208
DoubleVerify Holdings, Inc.†	55,000	1,537,250
EngageSmart, Inc.†	93,261	1,677,766
Five9, Inc.†	85,867	5,521,248
JFrog Ltd.†	145,920	3,700,531
PowerSchool Holdings, Inc. Class A†	102,285	2,317,778
Sprinklr, Inc. Class A†	142,486	1,972,006
Sprout Social, Inc. Class A†	74,969	3,739,454
SPS Commerce, Inc.†	61,590	10,507,870
Varonis Systems, Inc.†	44,800	1,368,192
Workiva, Inc.†	33,800	3,425,292
		51,098,647
Materials: 1.26%
Metals & mining: 1.26%
ATI, Inc.†	83,591	3,439,770
Total common stocks (Cost $247,347,919)		269,802,663
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.44%
Investment companies: 1.44%
Allspring Government Money Market Fund Select Class♠∞		5.27%	3,934,651	$3,934,651
Total short-term investments (Cost $3,934,651)				3,934,651
Total investments in securities (Cost $251,282,570)	100.20%			273,737,314
Other assets and liabilities, net	(0.20)			(536,568)
Total net assets	100.00%			$273,200,746

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,239,144	$82,338,935	$(82,643,428)	$0	$0	$3,934,651	3,934,651	$230,856
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,138,297	9,115,875	(11,254,178)	78	(72)	0	0	7,951 [1]
				$78	$(72)	$3,934,651		$238,807

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund  | 5

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,585,967	$0	$0	$1,585,967
Consumer discretionary	28,284,788	0	0	28,284,788
Consumer staples	19,911,939	0	0	19,911,939
Energy	4,879,252	0	0	4,879,252
Financials	23,893,347	0	0	23,893,347
Health care	42,416,939	0	0	42,416,939
Industrials	60,124,440	0	0	60,124,440
Information technology	85,266,221	0	0	85,266,221
Materials	3,439,770	0	0	3,439,770
Short-term investments
Investment companies	3,934,651	0	0	3,934,651
Total assets	$273,737,314	$0	$0	$273,737,314
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring VT Small Cap Growth Fund  | 7